GOTHAM TOTAL RETURN FUND

Portfolio of Investments

December 31, 2019

(Unaudited)

	Number of Shares	Value

AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES(a) — 99.1%
Gotham Absolute 500 Fund	599,334	$7,090,127
Gotham Defensive Long 500 Fund	795,306	10,617,336
Gotham Enhanced 500 Fund	434,493	5,444,194
Gotham Index Plus Fund	455,670	7,349,951
Gotham Neutral Fund*	500,983	5,110,031

TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $31,428,329)		35,611,639

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%		340,286

NET ASSETS - 100.0%		$35,951,925

(a)	All affiliated fund investments are in Institutional Class shares. The Schedule of Investments of the affiliated funds are publicly available on the Securities and Exchange Commission’s website.
*	Non-income producing.

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended December 31, 2019.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

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